CONSOLIDATED STATEMENT OF STOCKHOLDER'S DEFICIENCY - 10K - USD ($) $ in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			$ (557.0)		$ (516.5)	$ (491.6)	[1]	$ (557.0)		$ (557.0)		$ (516.5)		$ (576.7)
Stock-based compensation amortization						3.3				5.1		5.5		0.2
Excess tax benefits from stock-based compensation						0.1				0.3		0.1
Net income	$ 26.3		0.6	$ 4.5	7.0	22.3		28.1	[1]	62.1		47.3		1.6
Other comprehensive loss, net						8.4	[2]	(11.1)		(2.1)	[3]	(93.4)	[3]	58.4
Ending balance	(491.6)	[1]		(557.0)		(457.5)				(491.6)	[1]	(557.0)		(516.5)
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			54.6		54.6	54.6		54.6		54.6		54.6		54.6
Ending balance	54.6			54.6						54.6		54.6		54.6
Additional Paid-In-Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			952.1		946.5	957.5		952.1		952.1		946.5		946.3
Stock-based compensation amortization						3.3				5.1		5.5		0.2
Excess tax benefits from stock-based compensation						0.1				0.3		0.1
Ending balance	957.5			952.1		960.9				957.5		952.1		946.5
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			(1,320.5)		(1,367.8)	(1,258.4)		(1,320.5)		(1,320.5)		(1,367.8)		(1,369.4)
Net income						22.3				62.1		47.3		1.6
Ending balance	(1,258.4)			(1,320.5)		(1,236.1)				(1,258.4)		(1,320.5)		(1,367.8)
Accumulated Other Comprehensive Loss [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			$ (243.2)		$ (149.8)	(245.3)		$ (243.2)		(243.2)		(149.8)		(208.2)
Other comprehensive loss, net						8.4	[2]			(2.1)	[3]	(93.4)	[3]	58.4	[3]
Ending balance	$ (245.3)			$ (243.2)		$ (236.9)				$ (245.3)		$ (243.2)		$ (149.8)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.
[2]	See Note 13, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the six months ended June 30, 2016.
[3]	See Note 17, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive loss during each of 2015, 2014 and 2013.